Investments in Other Companies - Joint Ventures Revenue and profit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Joint Ventures
Operating expenses	$ (1,274,485)	$ (784,356)	$ (787,047)	$ (726,278)
Profit before tax	1,117,011	687,442	675,263	692,226
Tax income (expense)	(187,448)	(115,361)	(100,212)	(82,321)
Profit for the year	$ 929,563	572,081	575,051	$ 609,905
Servipag Ltda.
Joint Ventures
Revenue		40,580	39,587
Operating expenses		(38,401)	(38,124)
Other income (expenses)		(473)	(542)
Profit before tax		1,706	921
Tax income (expense)		(305)	(103)
Profit for the year		1,401	818
Artikos Chile S.A.
Joint Ventures
Revenue		3,194	2,751
Operating expenses		(2,352)	(2,072)
Other income (expenses)		17	23
Profit before tax		859	702
Tax income (expense)		154	180
Profit for the year		$ 1,013	$ 882